Corporate Information	12 Months Ended
Mar. 31, 2025
Corporate Information [Abstract]
CORPORATE INFORMATION
1.CORPORATE INFORMATION
Silvercorp Metals Inc., along with its subsidiary companies (collectively the “Company”), is engaged in the acquisition, exploration, development, and mining of mineral properties. The Company’s producing mines are located in China, and current exploration and development projects are located in China and Ecuador.
On July 31, 2024, the Company acquired a 75% interest in the El Domo project, a permitted, pre-construction stage copper-gold project (the "El Domo Project"), and a 98.7% interest in the Condor project, a development stage gold project (the "Condor Project"), through the acquisition of Adventus Mining Corporation ("Adventus"). The acquisition has diversified Silvercorp's mining assets and expanded its geographical market presence in Latin America (Note 3).
The Company is a publicly listed company incorporated in the Province of British Columbia, Canada, with limited liability under the legislation of the Province of British Columbia. The Company’s shares are traded on the Toronto Stock Exchange and NYSE American.
The head office, registered address and records office of the Company are located at 1066 West Hastings Street, Suite 1750, Vancouver, British Columbia, Canada, V6E 3X1.